DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, DC 20006-2401
TELEPHONE: 202-261-3300
FACSIMILE: 202-261-3333

September 30, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Capstone Church Bond Fund ("Registrant"): File No. 811-21662; 333-120044

Dear Sirs:

Enclosed for filing under the Investment Company Act of 1940 ("1940 Act") and the Securities Act of 1933 ("Securities Act") Pre-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-2. This filing includes audited financial statements for Registrant's initial capital, as required by Section 14(a) of the 1940 Act.

Registrant and Capstone Asset Planning Company, its principal underwriter, respectfully request that the effectiveness of Registrant's Registration Statement, as amended b Pre-Effective Amendment No. 4, be accelerated to October 3, 2005 or as soon thereafter as practicable. Registrant and Capstone Asset Planning Company are aware of their obligations under the Securities Act.

If you have questions regarding the filing, please call the undersigned at 202-261-3352.

Sincerely,

/s/ Olivia P. Adler

Olivia P. Adler

Acknowledged by:
Capstone Church Bond Fund	Capstone Asset Planning Company
By:_/s/ Edward L. Jaroski Edward L. Jaroski, President Date: 9/30/2005	By: /s/ Edward L. Jaroski Edward L. Jaroski, President Date: 9/30/2005

OPA/dlv